Segment and Geographical Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading profit by reportable segment
Trading profit	$ 2,012	$ 1,606	$ 1,001
Agricultural equipment [Member]
Trading profit by reportable segment
Trading profit	1,625	1,264	839
Construction equipment [Member]
Trading profit by reportable segment
Trading profit	(37)	27	(43)
Financial Services [Member]
Trading profit by reportable segment
Trading profit	$ 424	$ 315	$ 205